CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Current Assets
Cash and cash equivalents	$ 5,820,529	$ 3,352,045	$ 2,408,520
Accounts receivable	7,158,137	0
Inventory	2,797,198	4,951,273	4,074,166
Advance payments	600,413	2,189,956	24,438
Prepaid lease	4,532,894	3,773,379	2,372,480
Other current assets	18,922	11,572	15,625
Total Current Assets	20,928,093	14,278,225	8,895,229
Property and equipment, net	13,511,614	13,985,305	15,108,031
Other Assets
Intangibles, net	152,784	153,712	158,020
Prepaid leases, net of current portion	30,481,041	23,367,927	18,000,267
Total Other Assets	30,633,825	23,521,639	18,158,287
TOTAL ASSETS	65,073,532	51,785,169	42,161,547
Current Liabilities:
Short-term bank loans	4,575,200	4,547,200	5,542,000
Accounts payable and accrued expenses	406,367	276,443	208,325
Due to related parties	2,038,829	1,508,566	718,261
Customer deposits	1,781,060	0
Other current liabilities	182,227	61,849	45,865
Total Current Liabilities	$ 8,983,683	$ 6,394,058	$ 6,514,451
Commitments and Contingencies
Stockholders' Equity
Common stock $0.0001 par value, 200,000,000 shares authorized 15,918,940 shares issued and outstanding at March 31, 2015 and September 30, 2014, respectively	$ 1,592	$ 1,592	$ 1,592
Additional paid-in capital	4,909,572	4,909,572	4,909,572
Statutory reserves	2,580,334	2,539,170	2,508,735
Retained earnings	45,873,928	35,545,085	25,678,005
Accumulated other comprehensive income	2,724,423	2,395,692	2,549,192
Total stockholders’ equity	56,089,849	45,391,111	35,647,096
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 65,073,532	$ 51,785,169	$ 42,161,547